Inventories - Schedule of Inventories (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods			₩ 98,100
Raw materials	87,422	6,200	133,190
Inventory, gross	87,422	6,200	231,290
Less: Inventory reserve
Total, net	₩ 87,422	₩ 6,200	₩ 231,290